REVENUES (Schedule of total revenues by geographical location) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 55,563	$ 46,235	$ 149,648	$ 131,481
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	15,336	12,617	44,571	37,804
Product [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	10,284	7,619	30,232	22,685
Product [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	257	1,182	1,378	2,908
Product [Member] | Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,860	1,708	6,928	5,611
Product [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,935	2,108	6,033	6,600
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	40,227	33,618	105,077	93,677
Service [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	30,148	22,604	74,201	62,445
Service [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,532	4,932	14,638	13,955
Service [Member] | Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,297	1,508	4,440	4,778
Service [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 6,250	$ 4,574	$ 11,798	$ 12,499